Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets (Tables)	12 Months Ended
Oct. 31, 2023
Land, Buildings, Equipment, and Other Depreciable Assets
Summary of Land, Buildings, Equipment, and Other Depreciable Assets
The following table presents
details
of the
Bank’s
land, buildings, equipment, and other depreciable assets as at
October
31, 2023 and October 31, 2022.

Land, Buildings, Equipment, and Other Depreciable Assets
(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
Cost
As at November 1, 2021	$876	$2,354	$818	$1,342	$3,157	$8,547
Additions	1	136	168	152	316	773
Disposals 1	(1)	(44)	(18)	(23)	(8)	(94)
Fully depreciated assets	–	(28)	(167)	(114)	(178)	(487)

Foreign currency translation adjustments and other 2	73	146	16	58	174	467

As at October 31, 2022	949	2,564	817	1,415	3,461	9,206
Additions	1	172	227	244	401	1,045
Disposals 1	(13)	(11)	(15)	(53)	(21)	(113)
Fully depreciated assets	–	(18)	(109)	(112)	(199)	(438)

Foreign currency translation adjustments and other 2	(18)	(152)	(3)	17	37	(119)
As at October 31, 2023	$919	$2,555	$917	$1,511	$3,679	$9,581

Accumulated depreciation and impairment losses
As at November 1, 2021	$–	$907	$375	$721	$1,533	$3,536
Depreciation charge for the year	–	80	160	151	256	647
Disposals 1	–	(38)	(14)	(23)	(5)	(80)
Impairment losses	–	1	3	–	–	4
Fully depreciated assets	–	(28)	(167)	(114)	(178)	(487)

Foreign currency translation adjustments and other 2	–	61	8	50	96	215

As at October 31, 2022	–	983	365	785	1,702	3,835
Depreciation charge for the year	–	84	175	152	274	685
Disposals 1	–	(8)	(15)	(53)	(20)	(96)
Impairment losses	–	1	1	5	4	11
Fully depreciated assets	–	(18)	(109)	(112)	(199)	(438)

Foreign currency translation adjustments and other 2	–	(50)	1	10	31	(8)
As at October 31, 2023	$–	$992	$418	$787	$1,792	$3,989

Net Book Value Excluding Right-of-Use Assets:
As at October 31, 2022	$949	$1,581	$452	$630	$1,759	$5,371

As at October 31, 2023	919	1,563	499	724	1,887	5,592

1	Cash received from disposals was $57 million for the year ended October 31, 2023 (October 31, 2022 – $30 million).
2	Includes amounts related to restructuring and adjustments to reclassify held-for-sale items to other assets. Refer to Note 26 for further details.
Total Land, Buildings, Equipment, Other
Depreciable
Assets, and Right-of-Use Assets Net Book Value

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
As at October 31, 2022	$1,726	$4,789	$496	$630	$1,759	$9,400

As at October 31, 2023	1,628	4,664	531	724	1,887	9,434

Summary of Right of Use Assets
The
following table presents details of the Bank’s ROU assets as recorded in
accordance with IFRS 16, Leases. Refer to Note 18 and Note 26 for the related lease liabilities details.

Right-of-Use
Assets Net Book Value

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Total

As at November 1, 2021	$780	$3,336	$54	$4,170
Additions	–	132	5	137
Depreciation	(89)	(424)	(14)	(527)
Reassessments, modifications, and variable lease payment adjustments	13	(6)	(1)	6
Terminations and impairment	–	11	–	11

Foreign currency translation adjustments and other	73	159	–	232

As at October 31, 2022	$777	$3,208	$44	$4,029
Additions	5	238	–	243
Depreciation	(91)	(439)	(13)	(543)
Reassessments, modifications, and variable lease payment adjustments	6	70	–	76
Terminations and impairment	–	–	–	–

Foreign currency translation adjustments and other	12	24	1	37
As at October 31, 2023	$709	$3,101	$32	$3,842